[SRZ LETTERHEAD]

June 11, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC  20549-0505

Re:	The Motley Fool Funds Trust
Registration Statement on Form N-1A (the “Registration Statement”)
File Nos. 811-22264 and 333-156770

Ladies and Gentlemen:

On behalf of The Motley Fool Funds Trust (the “Trust”), we are transmitting for filing with the Securities and Exchange Commission (the “Commission”), pursuant to the requirements of the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “1933 Act”), Pre-Effective Amendment No. 5 to the Registration Statement (the “Amendment”).

The Amendment includes changes to the Registration Statement that we believe fully respond to oral comments received from the staff of the Commission (the “Staff”) on June 2, 2009.

We respectfully request immediate review of the Amendment by the Staff so as to enable the Registration Statement to be made effective today, after the filing of an acceleration request pursuant to Rule 461(a) under the 1933 Act.

Please call me at 212-756-2533 with any comments on the Amendment or if you have any questions regarding this filing.  Thank you for your assistance regarding this matter.

Very truly yours,

/s/ Kenneth S. Gerstein
Kenneth S. Gerstein